Lease Prepayments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Movement of Lease Prepayments

The movement of lease prepayments for the years ended December 31, 2017 and 2018 are as follow:

	2017	2018
Beginning of the year	9,436	9,313
Addition	186	282
Amortization	(309)	(305)

End of the year	9,313	9,290